SHAREHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands																12 Months Ended
	Sep. 16, 2025 USD ($) $ / shares shares	Jan. 29, 2025 USD ($) $ / shares shares	Dec. 16, 2024 USD ($) $ / shares shares	Oct. 15, 2024 USD ($) $ / shares shares	Oct. 02, 2024 USD ($) $ / shares shares	Aug. 12, 2024 USD ($) $ / shares shares	Apr. 02, 2024 USD ($) $ / shares shares	Jan. 04, 2024 USD ($) $ / shares shares	Jan. 04, 2024 CAD ($)	Dec. 13, 2023 USD ($) $ / shares shares	Dec. 13, 2023 CAD ($)	Jun. 20, 2023 USD ($) $ / shares shares	Jun. 20, 2023 CAD ($)	Mar. 20, 2023 USD ($) $ / shares shares	Mar. 20, 2023 CAD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jan. 04, 2024 $ / shares shares	Dec. 13, 2023 $ / shares shares	Jun. 20, 2023 $ / shares shares	Mar. 20, 2023 $ / shares shares
IfrsStatementLineItems [Line Items]
Gross proceeds | $																	$ 1,027
Number of warrants issued																1,286,808,000
Finders fee paid | $		$ 2,400
Number of warrants issued for finders fee		229,688
Proceeds from exercise of warrants | $																$ 18,433	$ 576	$ 102
Proceeds from common shares | $		$ 30,000
Number of common shares issued for finders fee		60,650
Number of options exercised																225,332
Proceeds from exercise of options | $																$ 548
Shares issued for services rendered, value | $																	$ 24,696	$ 7,129
Services rendered [member]
IfrsStatementLineItems [Line Items]
Shares issued for services rendered																5,000,000
Shares issued for services rendered, value | $																$ 35
Directors and officers [member]
IfrsStatementLineItems [Line Items]
Proceeds from common shares | $						$ 420
Non-U.S residents [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for finders fee						180,624
Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued for services rendered																3,474,596	1,330,300	36,800
Number of warrants exercised																3,474,596	1,330,300	36,800
Proceeds from exercise of warrants | $																$ 17,149	$ 576	$ 140
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Shares issued for services rendered																219,667	764,001	185,800
Number of RSUs exercised																219,667	764,001	185,800
Share options [member]
IfrsStatementLineItems [Line Items]
Shares issued for services rendered																225,332
Number of options exercised																225,332
Proceeds from exercise of options | $																$ 548
March 2022 private placement [member]
IfrsStatementLineItems [Line Items]
Gross proceeds | $														$ 2,604
Number of units issued														713,424								713,424
Price of unit issued | (per share)														$ 3.65								$ 4.875
Number of warrants issued														356,711								356,711
Warrant exercise price per share | (per share)														$ 4.375								$ 5.875
Warrants exercisable term														2 years	2 years
Shares issued for services rendered														356,711								356,711
Finders fee paid														$ 208	$ 290
Number of warrants issued for finders fee														57,074								57,074
June 2023 registered direct offerings [member]
IfrsStatementLineItems [Line Items]
Gross proceeds | $												$ 6,873
Number of units issued												1,527,310									1,527,310
Price of unit issued | (per share)												$ 2.875									$ 3.90
Number of warrants issued												763,654									763,654
Warrant exercise price per share | (per share)												$ 5.50									$ 7.325
Shares issued for services rendered												763,654									763,654
Finders fee paid												$ 550	$ 733
Number of warrants issued for finders fee												122,185									122,185
December 2023 registered direct offerings [member]
IfrsStatementLineItems [Line Items]
Gross proceeds | $										$ 1,490
Number of units issued										518,313										518,313
Price of unit issued | (per share)										$ 2.875										$ 3.40
Number of warrants issued										259,156										259,156
Warrant exercise price per share | (per share)										$ 3.75										$ 5.125
Warrants exercisable term										2 years	2 years
Shares issued for services rendered										259,156										259,156
Finders fee paid										$ 119	$ 162
Number of warrants issued for finders fee										41,465										41,465
January 2024 registered direct offering [member]
IfrsStatementLineItems [Line Items]
Gross proceeds | $								$ 3,227
Number of units issued								1,122,521											1,122,521
Price of unit issued | (per share)								$ 2.88											$ 3.40
Number of warrants issued								561,260											561,260
Warrant exercise price per share | (per share)								$ 3.75											$ 5.13
Shares issued for services rendered								561,260											561,260
Finders fee paid								$ 258	$ 348
Number of warrants issued for finders fee								89,802											89,802
Registered direct offering [member]
IfrsStatementLineItems [Line Items]
Shares issued for services rendered			1,947,000	642,858	2,165,200		3,792,200
Finders fee paid | $			$ 997	$ 144	$ 325
Number of warrants issued for finders fee					21,333
Proceeds from common shares | $			$ 12,460	$ 1,800	$ 4,060		$ 3,300
Price per share | $ / shares			$ 6.40	$ 2.80	$ 1.875		$ 0.875
Number of common shares issued for finders fee			146,940	51,428	134,720		293,776
Registered direct offering [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares issued for services rendered		1,406,250
Price per share | $ / shares		$ 6.40
August 2024 private placement [member]
IfrsStatementLineItems [Line Items]
Shares issued for services rendered						1,839,554
Proceeds from common shares | $						$ 2,502
Price per share | $ / shares						$ 0.875
Warrant exercise price per share | $ / shares						0.0001
August 2024 private placement [member] | Pre funded warrants [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price per share | $ / shares						$ 0.00025
Shares issued for services rendered						1,200,000
Price per share | $ / shares						$ 0.875
Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Finders fee paid | $	$ 3,150
Number of warrants issued for finders fee	324,625
Proceeds from common shares | $	$ 45,000
Underwritten public offering [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares issued for services rendered	5,625,000	3,281,250
Price per share | $ / shares	$ 8.00	$ 6.40